united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2015
Principal ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 29.0%
	AEROSPACE/DEFENSE - 1.1%
40,000	Boeing Capital Corp.	4.70	10/27/2019	$ 43,886
160,000	Boeing Co.	1.65	10/30/2020	156,578
20,000	General Dynamics Corp.	2.25	11/15/2022	19,228
200,000	General Dynamics Corp.	3.88	7/15/2021	212,315
75,000	Northrop Grumman Corp.	3.25	8/1/2023	74,976
160,000	Raytheon Co.	2.50	12/15/2022	156,713
				663,696
	APPAREL - 0.3%
160,000	NIKE, Inc.	2.25	5/1/2023	156,299

	AUTO MANUFACTURERS - 1.0%
250,000	Ford Motor Credit Co. LLC	2.38	1/16/2018	249,403
25,000	Ford Motor Credit Co. LLC	5.88	8/2/2021	27,878
225,000	General Motors Financial Co., Inc.	3.25	5/15/2018	226,126
100,000	Toyota Motor Credit Corp.	2.13	7/18/2019	100,179
				603,586
	AUTO PARTS & EQUIPMENT - 0.1%
40,000	Johnson Controls, Inc.	5.50	1/15/2016	40,043

	BANKS - 5.6%
495,000	Bank of America Corp.	2.60	1/15/2019	496,613
140,000	BB&T Corp.	2.25	2/1/2019	140,550
110,000	BB&T Corp.	6.85	4/30/2019	125,382
100,000	Branch Banking & Trust Co.	3.80	10/30/2026	101,524
275,000	Citigroup, Inc.	4.40	6/10/2025	277,752
490,000	Fifth Third Bancorp	2.30	3/1/2019	491,148
130,000	Goldman Sachs Group, Inc.	2.38	1/22/2018	131,123
180,000	Goldman Sachs Group, Inc.	3.85	7/8/2024	183,217
30,000	HSBC Holdings PLC	5.10	4/5/2021	33,353
75,000	JPMorgan Chase & Co.	3.20	1/25/2023	74,755
150,000	KeyBank NA	2.50	12/15/2019	150,208
120,000	KeyBank NA	3.30	6/1/2025	118,689
95,000	Morgan Stanley	3.70	10/23/2024	95,457
320,000	Morgan Stanley	5.50	7/28/2021	358,519
215,000	PNC Financial Services Group, Inc.	3.90	4/29/2024	220,143
165,000	Wells Fargo & Co.	3.45	2/13/2023	165,389
150,000	Wells Fargo & Co.	4.10	6/3/2026	151,409
				3,315,231
	BEVERAGES - 1.6%
30,000	Coca-Cola Co.	2.88	10/27/2025	29,576
285,000	Coca-Cola Co.	3.15	11/15/2020	298,331
150,000	Coca-Cola Enterprises, Inc.	3.25	8/19/2021	150,749
100,000	Diageo Capital PLC	2.63	4/29/2023	96,612
255,000	Dr Pepper Snapple Group, Inc.	3.20	11/15/2021	256,131
130,000	PepsiCo, Inc.	3.13	11/1/2020	134,598
				965,997
	BIOTECHNOLOGY - 0.2%
100,000	Amegen, Inc.	3.88	11/15/2021	104,188

	CHEMICALS - 0.3%
35,000	Praxair, Inc.	3.00	9/1/2021	35,430
150,000	Rohm & Haas Co.	6.00	9/15/2017	159,656
				195,086
	COMPUTERS - 0.3%
140,000	Apple, Inc.	2.40	5/3/2023	136,411
50,000	Apple, Inc.	3.20	5/13/2025	50,605
				187,016
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
45,000	American Express Credit Corp.	2.25	8/15/2019	45,008
100,000	American Express Credit Corp.	2.38	5/26/2020	99,235
90,000	Bear Stearns Cos LLC	4.65	7/2/2018	96,097
175,000	Capital One Bank USA NA	2.30	6/5/2019	172,828
30,000	Capital One Bank USA NA	8.80	7/15/2019	35,739
100,000	Jefferies Group LLC	8.50	7/15/2019	116,465
390,000	Nasdaq, Inc.	5.25	1/16/2018	412,760
135,000	Visa, Inc.	2.20	12/14/2020	134,749
				1,112,881

	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	December 31, 2015
Principal ($)		Coupon Rate (%)	Maturity	Value

	ELECTRIC - 0.7%
100,000	Alabama Power Co.	3.55	12/1/2023	$ 102,872
40,000	Arizona Public Service Co.	8.75	3/1/2019	47,500
50,000	Dominion Resources, Inc.	2.50	12/1/2019	49,815
10,000	NiSource Finance Corp.	6.40	3/15/2018	10,896
100,000	NV Energy, Inc.	6.25	11/15/2020	113,597
105,000	PPL Capital Funding, Inc.	3.50	12/1/2022	105,779
				430,459
	FOOD - 1.3%
220,000	ConAgra Foods, Inc.	7.00	4/15/2019	247,312
165,000	General Mills, Inc.	3.65	2/15/2024	169,440
150,000	Kellogg Co.	4.15	11/15/2019	158,787
80,000	Kraft Heinz Foods Co. *	3.50	7/15/2022	80,552
100,000	Kroger Co.	3.85	8/1/2023	103,100
				759,191
	GAS - 0.1%
35,000	Sempra Energy	6.50	6/1/2016	35,636

	HOUSEHOLD PRODUCTS/WARES - 0.4%
30,000	Clorox Co.	3.50	12/15/2024	29,941
225,000	Clorox Co.	3.80	11/15/2021	234,382
				264,323
	INSURANCE - 0.9%
200,000	Aflac, Inc.	3.63	6/15/2023	207,052
120,000	Berkshire Hathaway Finance Corp.	5.40	5/15/2018	130,250
160,000	MetLife, Inc.	6.82	8/15/2018	180,183
				517,485
	INTERNET - 0.1%
50,000	Amazon.com, Inc.	2.50	11/29/2022	48,373
35,000	eBay, Inc.	2.60	7/15/2022	32,579
				80,952
	MACHINERY-CONSTRUCTION & MINING - 0.6%
360,000	Caterpillar, Inc.	3.30	6/9/2024	357,540

	MACHINERY - DIVERSIFIED - 0.2%
70,000	John Deere Capital Corp.	2.45	9/11/2020	69,850
50,000	John Deere Capital Corp.	3.35	6/12/2024	50,808
				120,658
	MEDIA - 1.1%
145,000	CBS Corp.	3.38	3/1/2022	143,392
140,000	CBS Corp.	4.30	2/15/2021	147,026
85,000	Comcast Corp.	3.38	8/15/2025	86,052
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.88	10/1/2019	111,613
170,000	Walt Disney Co.	1.85	5/30/2019	170,264
				658,347
	MINING - 0.1%
40,000	Rio Tinto Finance USA PLC	2.25	12/14/2018	39,002

	MISCELLANEOUS MANUFACTURING - 1.0%
75,000	3M Co.	1.38	9/29/2016	75,192
225,000	3M Co.	2.00	6/26/2022	218,911
285,000	General Electric Cap Corp.	3.15	9/7/2022	291,693
				585,796
	OFFICE & BUSINESS EQUIPMENT- 0.2%
100,000	Xerox Corp.	2.75	9/1/2020	94,195

	OIL & GAS - 2.6%
70,000	Apache Corp.	3.25	4/15/2022	66,671
225,000	Apache Corp.	6.90	9/15/2018	247,190
35,000	BP Capital Markets PLC	3.56	11/1/2021	35,701
1,000,000	Chevron Corp.	1.10	12/5/2017	993,124
100,000	ConocoPhillips Holding Co.	6.95	4/15/2029	114,539
45,000	Marathon Petroleum Corp.	3.63	9/15/2024	41,933
50,000	Valero Energy Corp.	9.38	3/15/2019	59,071
				1,558,229
	PHARMACEUTICALS - 0.4%
160,000	Express Scripts Holding Co.	2.25	6/15/2019	159,057
55,000	Medco Health Solutions, Inc.	7.13	3/15/2018	60,799
40,000	Merck Sharp & Dohme Corp.	5.00	6/30/2019	44,131
				263,987

	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	December 31, 2015
Principal ($)		Coupon Rate (%)	Maturity	Value
	PIPELINES - 0.9%
40,000	Energy Transfer Partners LP	5.20	2/1/2022	37,370
30,000	Enterprise Products Operating, LLC.	3.90	2/15/2024	27,990
470,000	ONEOK Partners LP	3.20	9/15/2018	448,397
				513,757
	REAL ESTATE- 0.2%
100,000	Prologis LP	4.25	8/15/20/23	105,220

	REITS - 0.8%
300,000	Boston Properties LP	3.85	2/1/2023	306,142
75,000	Kimco Realty Corp.	3.20	5/1/2021	75,080
15,000	Simon Property Group LP	2.20	2/1/2019	15,077
100,000	Simon Property Group LP	3.75	2/1/2024	103,955
				500,254
	RETAIL - 1.2%
95,000	Home Depot, Inc.	5.40	3/1/2016	95,668
100,000	Lowe's Cos, Inc.	3.80	11/15/2021	106,880
25,000	Macy's Retail Holdings, Inc.	2.88	2/15/2023	22,656
275,000	McDonald's Corp.	3.25	6/10/2024	271,297
80,000	McDonald's Corp.	3.50	7/15/2020	82,522
85,000	Staples, Inc.	4.38	1/12/2023	81,231
40,000	Walgreen Co.	3.10	9/15/2022	38,737
				698,991
	SOFTWARE- 1.0%
305,000	Microsoft Corp.	2.00	11/3/2020	305,086
250,000	Oracle Corp.	5.75	4/15/2018	272,783
				577,869
	TELECOMMUNICATIONS - 2.0%
275,000	AT&T, Inc.	2.63	12/1/2022	260,725
135,000	AT&T, Inc.	3.90	3/11/2024	137,847
110,000	British Telecommunications PLC	2.35	2/14/2019	110,294
135,000	Cisco Systems, Inc.	2.45	6/15/2020	136,282
100,000	Cisco Systems, Inc.	5.50	2/22/2016	100,638
135,000	Motorola Solutions, Inc.	3.75	5/15/2022	123,683
100,000	Orange SA	4.13	9/14/2021	105,819
40,000	Verizon Communications, Inc.	4.15	3/15/2024	41,106
200,000	Vodafone Group PLC	2.95	2/19/2023	187,418
				1,203,812
	TOYS/GAMES/HOBBIES - 0.3%
175,000	Mattel, Inc.	2.35	5/6/2019	173,517

	TRANSPORTATION - 0.5%
215,000	FedEx Corp.	2.63	8/1/2022	209,442
100,000	Union Pacific Corp.	3.25	8/15/2025	101,609
20,000	Union Pacific Corp.	3.75	3/15/2024	20,982
				332,033

	TOTAL COPORATE BONDS (Cost $17,277,439)			17,215,276

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 38.9%
1,030,000	United States Treasury Note/Bond	0.50	3/31/2017	1,025,293
6,900,000	United States Treasury Note/Bond	0.63	5/31/2017	6,869,543
2,900,000	United States Treasury Note/Bond	0.63	6/30/2017	2,885,387
1,900,000	United States Treasury Note/Bond	1.38	8/31/2020	1,869,570
725,000	United States Treasury Note/Bond	1.50	12/31/2018	728,285
2,165,000	United States Treasury Note/Bond	1.63	7/31/2020	2,154,682
4,000,000	United States Treasury Note/Bond	2.00	9/30/2020	4,043,436
1,265,000	United States Treasury Note/Bond	2.00	2/15/2025	1,236,587
610,000	United States Treasury Note/Bond	2.25	11/15/2025	608,642
800,000	United States Treasury Note/Bond	4.00	8/15/2018	858,218
800,000	United States Treasury Note/Bond	4.50	2/15/2016	803,776

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $23,232,139)			23,083,419

	MORTGAGE-BACKED SECURITIES - 7.2%
1,181,293	Fannie Mae Pool	3.00	9/1/2045	1,182,318
441,344	Fannie Mae Pool	3.50	5/1/2045	455,681
468,666	Fannie Mae Pool	3.50	6/1/2045	483,890
518,110	Fannie Mae Pool	4.00	3/1/2045	548,591
385,082	Freddie Mac Gold Pool	3.00	3/1/2045	384,760
1,176,608	Freddie Mac Gold Pool	3.50	7/1/2045	1,212,172

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,270,222)			4,267,412

	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	December 31, 2015

Contracts		Strike Price	Expiration Date	Value
	PURCHASED OPTIONS ON FUTURES CONTRACTS - 6.7% +
	PURCHASED PUT OPTIONS ON FUTURES CONTRACTS - 4.9% +
100	BEANMEAL	$ 280.0	MAR16	$ 179,000
100	BEANMEAL	280.0	MAR16	179,000
100	BEANMEAL	280.0	MAR16	179,000
450	BEANMEAL	260.0	MAY16	360,000
6	BEANMEAL	260.0	MAR16	3,570
62	BEANMEAL	260.0	MAR16	36,890
8	BEANMEAL	260.0	MAY16	6,400
400	BEANMEAL	240.0	DEC16	216,000
100	BEANOIL	29.0	MAR16	19,200
16	BEANOIL	30.0	MAR16	6,000
8	BEANOIL	32.5	MAR16	10,176
22	COFFEE NY	100.0	MAR16	660
15	COFFEE NY	100.0	MAR16	450
1	COFFEE NY	100.0	MAR16	30
1	COFFEE NY	100.0	MAR16	30
4	COFFEE NY	100.0	MAR16	120
1	COFFEE NY	100.0	MAR16	30
17	COFFEE NY	100.0	MAR16	510
7	COFFEE NY	100.0	MAR16	210
21	COFFEE NY	100.0	MAR16	630
8	CORN	360.0	MAR16	4,550
250	CORN	360.0	FEB16	104,688
250	CORN	360.0	FEB16	104,688
5	COTTON	35.0	JUL16	25
80	COTTON	66.0	MAR16	132,000
40	COTTON	60.0	MAY16	17,800
60	COTTON	60.0	MAY16	26,700
10	COTTON	61.0	MAR16	2,700
40	COTTON	60.0	MAY16	17,800
40	COTTON	60.0	MAY16	17,800
60	FLUID MILK	13.3	JAN16	4,800
60	FLUID MILK	13.5	JAN16	14,400
60	FLUID MILK	13.3	FEB16	21,600
20	SOYABEAN CRUSH	60.0	MAR16	70,000
40	SOYBEANS	940.0	MAR16	157,000
80	SOYBEANS	940.0	MAR16	314,000
30	SOYBEANS	940.0	MAR16	117,750
150	SOYBEANS	940.0	MAR16	588,750
8	SOYBEANS	800.0	JUL16	5,200
8	SOYBEANS	800.0	JUL16	5,200
14	SUGAR NY	13.5	MAR16	1,411
21	SUGAR NY	13.5	MAR16	2,117
				2,928,885

	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	December 31, 2015

Contracts		Strike Price	Expiration Date	Value
	PURCHASED CALL OPTIONS ON FUTURES CONTRACTS - 1.8% +
7	COFFEE NY	$ 150.0	MAR16	$ 2,730
3	COFFEE NY	150.0	MAR16	1,170
12	COFFEE NY	150.0	MAR16	4,680
2	COFFEE NY	160.0	MAR16	368
6	COFFEE NY	150.0	MAR16	2,340
600	CORN	450.0	SEP16	270,000
600	CORN	450.0	SEP16	270,000
500	CORN	380.0	FEB16	46,875
40	CORN CALENDAR SPREAD	0.0	MAR16	250
80	COTTON	70.0	JUL16	50,400
15	COTTON	71.0	DEC16	13,950
5	COTTON	71.0	DEC16	4,650
80	COTTON	64.0	MAR16	46,800
1	CRUDE OIL	80.0	FEB16	10
1	CRUDE OIL	70.0	FEB16	10
1	CRUDE OIL	70.0	FEB16	10
2	CRUDE OIL	80.0	FEB16	20
1	CRUDE OIL	75.0	MAR16	10
1	CRUDE OIL	65.0	MAR16	10
1	CRUDE OIL	65.0	MAR16	10
20	FLUID MILK	14.0	JAN16	800
60	FLUID MILK	14.8	FEB16	10,800
60	NONFAT DRY MILK	100.0	JAN16	330
60	NONFAT DRY MILK	88.0	JAN16	1,980
8	SOYABEAN CALENDAR SPREAD	0.2	JUL16	1,650
10	SUGAR NY	15.0	MAR16	8,624
25	SUGAR NY	15.0	MAR16	21,560
25	SUGAR NY	15.0	MAR16	21,560
500	SUGAR NY	16.0	MAR16	218,400
21	SUGAR NY	16.5	MAR16	6,350
9	SUGAR NY	17.0	MAR16	1,915
5	SUGAR NY	17.0	MAR16	1,064
4	SUGAR NY	17.0	MAR16	851
7	SUGAR NY	17.0	MAR16	1,490
21	SUGAR NY	17.0	MAR16	4,469
2	SUGAR NY	17.0	MAR16	426
7	SUGAR NY	17.0	MAR16	1,490
19	SUGAR NY	17.0	MAR16	4,043
16	SUGAR NY	15.0	MAR16	13,798
8	SUGAR NY	15.0	MAR16	6,899
8	WHEAT	520.0	MAR16	1,650
16	WHEAT	520.0	MAR16	3,300
				1,047,742

	PURCHASED OPTIONS ON FUTURES CONTRACTS (Premiums Paid $3,688,271)			3,976,627
Shares
	SHORT-TERM INVESTMENT - 0.4%
	MONEY MARKET FUND - 0.4%
206,533	Dreyfus Cash Management Fund - Institutional Class, 0.22% (a) (Cost $206,533)			206,533

	TOTAL INVESTMENTS (Cost $48,674,604) (b) - 82.2%			$ 48,749,267
	OTHER ASSETS IN EXCESS OF LIABILITIES (c)- 17.8%			10,541,168
	NET ASSETS - 100.0%			$ 59,290,435

	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	December 31, 2015

Contracts		Strike Price	Expiration Date	Value

	WRITTEN OPTIONS ON FUTURES CONTRACTS - (7.4) % +
	WRITTEN PUT OPTIONS ON FUTURES CONTRACTS +
50	BEANMEAL	$ 290.0	MAY16	$ (129,750)
50	BEANMEAL	280.0	DEC16	(101,250)
55	BEANOIL	27.0	MAR16	(2,475)
100	BEANOIL	32.0	MAR16	(104,700)
8	BEANOIL	28.5	MAR16	(1,080)
7	COFFEE NY	110.0	MAR16	(1,575)
15	COFFEE NY	110.0	MAR16	(3,375)
15	COFFEE NY	110.0	MAR16	(3,375)
6	COFFEE NY	110.0	MAR16	(1,350)
1	COFFEE NY	110.0	MAR16	(225)
17	COFFEE NY	110.0	MAR16	(3,825)
5	COFFEE NY	110.0	MAR16	(1,125)
7	COFFEE NY	110.0	MAR16	(1,575)
16	COFFEE NY	110.0	MAR16	(3,600)
80	CORN	380.0	MAR16	(101,000)
160	CORN	380.0	MAR16	(202,000)
50	CORN	380.0	MAR16	(63,125)
60	CORN	380.0	MAR16	(75,750)
50	CORN	380.0	MAR16	(63,125)
400	CORN	380.0	MAR16	(505,000)
200	CORN	390.0	MAY16	(335,000)
200	CORN	390.0	MAY16	(335,000)
100	CORN	380.0	MAR16	(126,250)
100	CORN	380.0	MAR16	(126,250)
50	CORN	390.0	MAR16	(84,375)
50	CORN	390.0	MAR16	(84,375)
50	CORN	390.0	MAR16	(84,375)
50	CORN	380.0	MAY16	(65,625)
50	CORN	380.0	MAY16	(65,625)
80	COTTON	60.0	MAR16	(13,200)
80	COTTON	60.0	MAR16	(13,200)
80	COTTON	58.0	JUL16	(29,200)
80	COTTON	62.0	MAR16	(34,400)
20	COTTON	60.0	DEC16	(19,700)
80	COTTON	62.0	MAR16	(34,400)
60	FLUID MILK	14.3	JAN16	(82,800)
10	FLUID MILK	14.0	JAN16	(9,200)
100	SOYBEANS	860.0	MAY16	(136,250)
5	SUGAR NY	14.0	MAR16	(1,008)
25	SUGAR NY	14.0	MAR16	(5,040)
100	SUGAR NY	14.0	JUL16	(89,600)
50	SUGAR NY	14.0	JUL16	(44,800)
16	WHEAT	460.0	MAR16	(8,600)
				(3,197,553)

	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	December 31, 2015

Contracts		Strike Price	Expiration Date	Value
	WRITTEN CALL OPTIONS ON FUTURES CONTRACTS +
50	BEANMEAL	$ 290.0	MAY16	$ (25,000)
50	BEANMEAL	280.0	DEC16	(91,250)
100	BEANOIL	32.0	MAR16	(29,700)
50	CORN	380.0	MAR16	(10,000)
50	CORN	380.0	MAR16	(10,000)
200	CORN	390.0	MAY16	(80,000)
200	CORN	390.0	MAY16	(80,000)
50	CORN	390.0	MAR16	(6,250)
50	CORN	390.0	MAR16	(6,250)
50	CORN	390.0	MAR16	(6,250)
50	CORN	380.0	MAY16	(26,875)
50	CORN	380.0	MAY16	(26,875)
80	COTTON	62.0	MAR16	(85,600)
80	COTTON	62.0	MAR16	(85,600)
60	FLUID MILK	13.8	FEB16	(44,400)
60	NONFAT DRY MILK	106.0	JAN16	(330)
8	SOYABEAN CALENDAR SPREAD	0.4	JUL16	(950)
10	SOYABEAN CRUSH	90.0	MAR16	(5,000)
100	SOYBEANS	860.0	MAY16	(183,750)
5	SUGAR NY	14.0	MAR16	(7,952)
25	SUGAR NY	14.0	MAR16	(39,760)
100	SUGAR NY	14.0	JUL16	(161,280)
50	SUGAR NY	14.0	JUL16	(80,640)
21	SUGAR NY	15.5	MAR16	(13,171)
5	SUGAR NY	16.0	MAR16	(2,184)
9	SUGAR NY	16.0	MAR16	(3,931)
50	SUGAR NY	15.0	JUL16	(56,000)
4	SUGAR NY	16.0	MAR16	(1,747)
7	SUGAR NY	16.0	MAR16	(3,058)
21	SUGAR NY	16.0	MAR16	(9,173)
7	SUGAR NY	16.0	MAR16	(3,058)
8	SUGAR NY	16.0	MAR16	(3,494)
2	SUGAR NY	16.0	MAR16	(873)
11	SUGAR NY	16.0	MAR16	(4,805)
16	SUGAR NY	17.0	MAR16	(3,405)

				(1,198,611)

	WRITTEN OPTIONS ON FUTURES CONTRACTS (Premiums Received $5,097,194)			$ (4,396,164)

	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	December 31, 2015

Contracts		Notional Amount at Value	Expiration Date	Unrealized Gain (Loss)

	LONG FUTURES CONTRACTS +
262	BEANMEAL	6,956,100.00	MAR16	(193,830)
8	BEANOIL	149,664.00	JUL16	(3,504)
165	BEANOIL	3,044,250.00	MAR16	12,060
197	COFFEE NY	9,976,819.00	DEC16	(23,081)
140	COFFEE NY	6,864,375.00	JUL16	326,925
6	COFFEE NY	285,075.00	MAR16	14,419
1,113	COFFEE NY	53,757,900.00	MAY16	2,293,219
57	CORN	1,022,438.00	MAR16	(14,200)
4	COTTON	129,440.00	DEC16	440
80	COTTON	2,531,200.00	MAR16	1,593
130	COTTON	4,167,150.00	MAY16	(11,531)
224	CRUDE OIL	9,381,120.00	AUG16	(1,262,680)
3	CRUDE OIL	111,120.00	FEB16	(30)
146	CRUDE OIL	6,190,400.00	SEP16	(1,034,730)
45	GASLINE BLENDSTOCK	2,855,790.00	APR16	(24,389)
4	GASLINE BLENDSTOCK	213,528.00	FEB16	(4,116)
2	HEATING OIL	94,408.00	FEB16	(2,579)
30	HEATING OIL	1,564,542.00	JUL16	(6,338)
15	HEATING OIL	765,702.00	JUN16	(254,814)
5	HI GADE COPPER	266,875.00	MAR16	2,075
175	KCBT RED WHEAT	4,099,375.00	MAR16	(93,275)
106	LIVE CATTLE	5,800,320.00	FEB16	179,080
11	NATURAL GAS	304,260.00	DEC16	5,710
18	NATURAL GAS	420,660.00	FEB16	46,560
20	NATURAL GAS	472,600.00	MAR16	2,460
354	NATURAL GAS INDEX SWAP	2,112,495.00	APR16	224,736
40	NATURAL GAS INDEX SWAP	233,700.00	FEB16	27,843
348	SOYBEANS	15,255,450.00	JUL16	(200)
428	SOYBEANS	18,494,950.00	MAR16	(230,688)
350	SOYBEANS	15,216,250.00	MAY16	(258,750)
100	SOYBEANS	4,413,750.00	NOV16	(3,750)
414	SUGAR NY	6,918,106.00	MAY16	168,512
125	WHEAT	3,171,875.00	DEC15	(104,688)
50	WHEAT	1,208,125.00	DEC15	(27,500)
40	WHEAT	940,000.00	DEC15	(19,250)

				(268,291)

	SHORT FUTURES CONTRACTS +
110	BEANMEAL	3,058,000.00	DEC16	2,200
330	BEANMEAL	8,992,500.00	JUL16	568,590
330	BEANMEAL	8,838,500.00	MAR16	927,300
90	BEANOIL	1,686,960.00	DEC16	(1,620)
8	BEANOIL	146,640.00	JAN16	(7,440)
470	BEANOIL	8,792,760.00	JUL16	(551,832)
118	BEANOIL	2,177,100.00	MAR16	(139,464)
180	BEANOIL	3,343,680.00	MAY16	(363,960)
109	CASH-SETTLED CHEESE	3,280,900.00	JAN16	(5,220)
5	COCOA NY	160,550.00	MAR16	(40)
1,450	COFFEE NY	68,893,125.00	MAR16	(3,244,525)
832	CORN	15,412,800.00	JUL16	562,238
15	CORN	269,063.00	MAR16	4,188
370	CORN	6,942,125.00	SEP16	300,625
4	COTTON	129,580.00	JUL16	(465)
120	COTTON	3,796,800.00	MAR16	23,784
73	CRUDE OIL	3,199,590.00	DEC16	497,230
73	CRUDE OIL	2,971,830.00	JUN16	579,420
112	CRUDE OIL	4,477,760.00	MAY16	708,670
112	CRUDE OIL	4,854,080.00	NOV16	596,100
60	FLUID MILK	1,627,200.00	JAN16	10,800
30	GASOLINE BLENDSTOCK	1,894,914.00	JUL16	110,695
15	GASOLINE BLENDSTOCK	957,033.00	JUN16	51,916
1	GOLD CMX	106,020.00	FEB16	(890)
45	HEATING OIL	2,206,197.00	APR16	7,182
6	KCBT RED WHEAT	146,625.00	JUL16	4,200
80	LIVE CATTLE	4,415,200.00	APR16	(163,200)
26	LIVE CATTLE	1,329,120.00	JUN16	(37,020)
35	NATURAL GAS	835,450.00	APR16	(40,820)
4	NATURAL GAS	93,480.00	FEB16	(1,010)
223	NATURAL GAS INDEX SWAP	1,317,373.00	MAR16	(173,711)
60	NONFAT DRY MILK	2,076,360.00	JAN16	55,440
2	SILVER CMX	138,030.00	MAR16	(80)
64	SOYBEANS	2,788,000.00	JAN16	8,200
200	SOYBEANS	8,767,500.00	JUL16	107,500
2	SOYBEANS	86,425.00	MAR16	50
100	SUGAR NY	1,639,680.00	JUL16	(50,165)
444	SUGAR NY	7,578,547.00	MAR16	(159,208)
350	WHEAT	8,225,000.00	MAR16	171,250
40	WHEAT	953,000.00	MAY16	22,000
				378,908

	TOTAL NET UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS			$ 110,617

	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	December 31, 2015

Contracts		Notional Amount at Value	Expiration Date	Unrealized Gain (Loss)
	LONG FORWARD CONTRACTS +
2	NICKEL LME	105,456.00	JAN2016	(8,364)

	SHORT FORWARD CONTRACTS +
1	NICKEL LME	52,728.00	JAN2016	(1,128)

* Non-income producing investment.
+ This investment is a holding of DMFSF Fund Limited which commenced operations on September 3, 2013 and is a wholly-owned subsidiary of Discretionary Managed Futures Strategy Fund.
LP - Limited Partnership.
(a) Money market fund; interest rate reflects the seven-day effective yield on December 31, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,085,444, including options, and differs by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 1,748,807
		Unrealized depreciation:		(1,084,984)
		Net unrealized appreciation:		$ 663,823

( c ) Includes the net unrealized gain on options and futures which are presented separately in the consolidated portfolio of investments.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a setled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Triumph Alternatives, LLC (the “Advisor”) fair values the investments of systematic trading companies based on the Commodity Trading Advisor’s (the “CTA”) estimated position information on a same-trading day basis. The Advisor reviews and approves current day pricing of the CTA positions, as received from the administrator of the systematic trading company, which includes intra-day volatility and volume, expenses and daily performance fees, which is then used to determine a daily fair value NAV for each CTA. The Advisor’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Baord on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market and (xi) the market value of any securities into which the security is convertible or exchangeable.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Futures Contracts - The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of December 31, 2015, the amount of unrealized gain on futures contracts subject to commodity price risk amounted to $110,617.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. As of December 31, 2015 the amount of unrealized appreciation on option contracts subject to commodity price risk amounted to $989,386.

The notional value of the derivative instruments outstanding as of December 31, 2015 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Forward Contracts - The Fund may use forward contracts to achieve substantially similar strategies as those executed using futures contracts. A forward contract is an obligation to purchase or sell an asset at a future date at a price agreed upon by the parties. The Fund may either accept or make delivery of the asset at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund may engage in forward contracts for hedging or investment purposes. Forward contracts are not traded on regulated exchanges and incur the risk of default by the counter party to the transaction. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward contracts in the Statement of Operations. As of December 31, 2015 the amount of unrealized depreciation on forward contracts subject to commodity price risk amounted to $9,492.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 17,215,276	$ -	$ 17,215,276
U.S. Government & Agency Obligations	-	23,083,419	-	23,083,419
Mortgage-Backed Securities	-	4,267,412	-	4,267,412
Short-Term Investment	206,533	-	-	206,533
Purchased Put Options on Futures Contracts	2,928,885	-	-	2,928,885
Purchased Call Options on Futures Contracts	1,047,742	-	-	1,047,742
Total	$ 4,183,160	$ 44,566,107	$ -	$ 48,749,267

Derivatives	Level 1	Level 2	Level 3	Total
Written Put Options on Futures Contracts	$ -	$ 3,197,553	$ -	$ 3,197,553
Written Call Options on Futures Contracts	-	1,198,611	-	1,198,611
Long Future Contracts (a)	(268,291)	-	-	(268,291)
Short Future Contracts (a)	378,908	-	-	378,908
Long Forward Contracts (a)	-	(8,364)	-	(8,364)
Long Forward Contracts (a)	-	(1,128)	-	(1,128)
Total	$ 110,617	$ 4,386,672	$ -	$ 4,497,289
(a) Amount shown represents unrealized gain(loss) at period end.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It's the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
See Consolidated Portfolio of Investmenst for industry classifications.

Consolidation of Subsidaries – The Consolidated Portfolio of Investments of the Fund includes DMFSF Fund Limited (“DMFSF”), a wholly-owned and controlled foreign subsidiary.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund's investments in the DMFSF is as follows:
	Inception Date of CFC	CFC Net Assets at December 31, 2015		% of Fund Net Assets at December 31, 2015
DMFSF-CFC	9/3/13	$14,341,455		24.2%

The Fund currently invests a portion of its assets in the Partnership through DMFSF. DMFSF maintained a controlling interest in the Partnership during the period ended December 31, 2015 and consolidated the operations of the Partnership for the period ended December 31, 2015. The non-controlling interest is the portion of equity ownership in the Partnership not attributable to DMFSF or the Fund. The Fund may redeem its investment from the Partnership at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  As of December 31, 2015 the percentage of the Fund’s net assets invested in the Partnership was 24.2%. The performance of the Fund may be directly affected by the performance of the Partnership.

For tax purposes, DMFSF is an exempted Cayman investment company. DMFSF has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, DMFSF is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, DMFSF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 2/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 2/23/2016

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/23/2016